SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 8. SHARE-BASED COMPENSATION
The Company has a share-based compensation plan (the “Plan”) for employees, board members, and service providers. Under the Plan, stock options and RSUs issued have no voting rights and vest proportionately over periods ranging from the grant date to 5 years from the issuance date. Stock options exercised and RSUs issued are converted to SVS. Stock option expiration dates range from 8 years to 10 years after the grant date. In July 2024, the Plan was amended to increase the maximum number of shares that can be reserved for issuance under the Plan to 10% of the issued and outstanding shares (on an as converted to SVS basis) plus an additional 20 million shares. The calculation for the maximum number of shares that can be reserved for issuance under the Plan will remain in place until the 10% of the issued and outstanding shares (on an as converted to SVS basis) is greater than such number. At that point, the maximum number of shares reserved for issuance under the Plan shall not exceed 10% of the issued and outstanding shares (on an as converted to SVS basis).
(a)     Stock Options
On April 9, 2024, the Company commenced an offer for a one-time stock option exchange program (the “Option Exchange Program”) to certain employee option holders (“Eligible Participants”) who held certain underwater options and remained employed by the Company through the completion of the Option Exchange Program. Eligible Participants with an outstanding stock option that had an exercise price equal to or greater than $3.36 or 1.5 times the closing price on the expiration date of the Option Exchange Program of May 6, 2024, had the option to exchange their existing options for new options (“New Options”) that have an exercise equal to the higher of the closing price of the Company’s SVS as reported on the OTCQX market (the “OTC”) on (i) the New Option grant date, or (ii) the trading day preceding the New Option grant date. Eligible Participants had until May 6, 2024 to elect to exchange their existing stock options. Pursuant to the Option Exchange Program, 266 eligible participants elected to exchange 3.9 million stock options for 2.2 million New Options. The Option Exchange Program was subject to a shareholder vote at the Company’s Annual General and Special Meeting of shareholders held on July 10, 2024. The Option Exchange Program was approved as of the meeting. On July 10, 2024, immediately following the shareholder approval, the Company granted 2.2 million New Options pursuant to the terms of the Option Exchange Program and the Plan. The exercise price of the New Options is $2.10, which was the closing price of the SVS on the OTC on May 6, 2024. The New Options received in exchange for any originally vested stock options have a new 1-year cliff vesting schedule and an 8-year term. The New Options received in exchange for any originally unvested stock options have a new 2-year graded vesting schedule (with 50% vesting each year), and an 8-year term. Incremental expense of $0.2 million will be recognized over the new term of the New Options.
The following table summarizes activity related to stock options outstanding as of and for the year ended December 31, 2024:

(Stock options and intrinsic value in thousands)	Number of stock options outstanding	Weighted-average exercise price	Weighted-average remaining contractual life (years)	Aggregate intrinsic value
Outstanding – January 1, 2024	24,103	$4.45	6.6	$328
Granted[1]	4,822	1.51
Granted under the Option Exchange Program	2,237	2.10
Exercised	(5)	1.68
Forfeited	(3,117)	5.60
Cancelled under the Option Exchange Program	(3,887)	8.16
Outstanding - December 31, 2024	24,153	$2.91	6.33	$—
Exercisable - December 31, 2024	15,303	$3.27	5.29	$—
[1] Granted stock options include stock options issued to the Company’s Chief Executive Officer during the year ended December 31, 2024 that vest based on the achievement of certain market-based performance goals over the performance period, including the achievement of certain stock price performance targets.

The following table summarizes the weighted-average grant date fair value and total intrinsic value of stock options exercised for the years ended December 31, 2024 and 2023:

(In thousands, except per share data)	December 31, 2024	December 31, 2023
Weighted-average per share grant date fair value of stock options granted	$1.03	$1.21
Intrinsic value of stock options exercised, using market price at exercise date	$3	$—

Weighted-average stock price of stock options on the dates on which stock options were exercised during the year ended December 31, 2024 was $2.27 per option.

The fair value of stock options granted under the Plan during the years ended December 31, 2024 and 2023 was determined using the Black-Scholes option-pricing model with the following range of assumptions at the time of the grant:

	December 31, 2024	December 31, 2023
Risk-free annual interest rate	3.9% to 4.3%	3.7% to 4.0%
Expected annual dividend yield	0%	0%
Expected stock price volatility	72.4% to 84.4%	77.0% to 82.8%
Expected life of stock options	4.5 to 7.5 years	5.0 to 7.0 years
Forfeiture rate	9.9% to 34.0%	7.2% to 34.0%
Fair value at grant date	$0.24 to $1.55	$0.94 to $1.52
Stock price at grant date	$0.87 to $2.05	$1.35 to $2.01
Exercise price range	$0.92 to $6.62	$1.35 to $2.01
Volatility was estimated by using the average historical volatility of comparable companies from a representative group of direct and indirect peers of publicly traded companies, as the Company and the cannabis industry have minimal historical share price history available. An increase in volatility would result in an increase in fair value at grant date. The expected life, in years, represents the period of time that stock options issued are expected to be outstanding. The risk-free rate is based on U.S. treasury bills with a remaining term equal to the expected life of the stock options. The forfeiture rate is estimated based on historical forfeitures experienced by the Company.
(b)     Restricted Stock Units
The Company has an RSU program to provide employees an additional avenue to participate in the successes of the Company. The fair value of RSUs granted was determined by the fair value of the Company’s share price on the date of grant.

The following table summarizes activity related to RSUs outstanding as of and for the year ended December 31, 2024:

(shares in thousands)	Number of RSUs outstanding	Weighted-average fair value
Outstanding – January 1, 2024	6,862	$2.91
Granted	5,061	1.40
Vested and settled	(2,271)	2.82
Forfeited	(725)	2.18
Outstanding - December 31, 2024	8,927	$2.14

For the years ended December 31, 2024 and 2023, total fair value of RSUs vested, using market price at vest date, was $3.5 million and $3.4 million, respectively.
(c)     Expense Attribution
(i)     Stock options
The following table sets forth the classification of share-based compensation expense related to stock options for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Cost of goods sold	$1,121	$1,059
Selling, general and administrative expense	5,313	6,025
Total share-based compensation expense for stock options	$6,434	$7,084

Unrecognized share-based compensation expense as of December 31, 2024 for unvested stock options was $3.6 million and will be recorded over the course of the next 4.2 years.
(ii)     RSUs
The following table sets forth the classification of share-based compensation expense related to RSUs for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Cost of goods sold	$1,407	$1,352
Selling, general and administrative expense	6,490	6,899
Total share-based compensation expense for RSUs	$7,897	$8,251

Unrecognized share-based compensation expense related to RSUs as of December 31, 2024 is $4.6 million and will be recognized over the course of the next 4.0 years.
(iii)     Capitalized Inventory
As of December 31, 2024 and December 31, 2023, ending inventory includes $0.8 million and $0.7 million, respectively, of capitalized share-based compensation expense related to both stock options and RSUs.

The following table reflects share-based compensation expense capitalized to cost of goods sold and share-based compensation expense capitalized to ending inventory for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Capitalized expense to cost of goods sold	$2,361	$3,432
Capitalized expense to inventory for prior periods	661	1,668